JPMorgan U.S. Quality Factor ETF
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.8%
Aerospace & Defense — 0.6%
Lockheed Martin Corp.	25,615	11,433,768
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc. (a)	46,958	4,704,252
Expeditors International of Washington, Inc.	43,805	5,576,377
United Parcel Service, Inc., Class B	6,885	1,288,390
		11,569,019
Automobile Components — 0.2%
Gentex Corp.	88,835	2,983,079
Banks — 0.2%
Commerce Bancshares, Inc. (a)	59,111	3,143,523
Beverages — 0.7%
Brown-Forman Corp., Class B	39,056	2,757,354
Coca-Cola Co. (The)	159,737	9,892,512
		12,649,866
Biotechnology — 4.0%
AbbVie, Inc.	166,594	24,919,130
Amgen, Inc.	56,851	13,311,662
Biogen, Inc. *	16,657	4,500,555
Gilead Sciences, Inc.	131,777	10,033,501
Incyte Corp. *	37,149	2,367,134
Moderna, Inc. *	21,421	2,520,395
Regeneron Pharmaceuticals, Inc. *	10,299	7,640,931
Vertex Pharmaceuticals, Inc. *	31,646	11,150,152
		76,443,460
Broadline Retail — 0.2%
eBay, Inc. (a)	79,573	3,541,794
Building Products — 0.4%
A O Smith Corp.	35,902	2,607,562
Advanced Drainage Systems, Inc. (a)	26,062	3,179,303
Fortune Brands Innovations, Inc.	41,707	2,964,117
		8,750,982
Capital Markets — 3.2%
Ameriprise Financial, Inc.	15,763	5,492,617
BlackRock, Inc.	14,424	10,657,173
FactSet Research Systems, Inc.	11,227	4,884,194
Intercontinental Exchange, Inc.	56,728	6,512,374
MarketAxess Holdings, Inc.	5,681	1,529,439
Moody's Corp.	23,843	8,410,618
Nasdaq, Inc.	87,634	4,424,641
S&P Global, Inc.	35,776	14,113,990
SEI Investments Co.	64,189	4,043,265
Virtu Financial, Inc., Class A	76,990	1,428,934
		61,497,245

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — 1.3%
CF Industries Holdings, Inc.	51,881	4,258,392
Linde plc	47,437	18,532,213
Olin Corp.	49,350	2,846,508
		25,637,113
Commercial Services & Supplies — 1.9%
Cintas Corp.	14,638	7,348,862
Clean Harbors, Inc. *	20,451	3,400,183
Copart, Inc. *	77,393	6,840,767
Republic Services, Inc.	42,150	6,369,286
Rollins, Inc.	106,550	4,350,437
Waste Management, Inc.	55,698	9,122,775
		37,432,310
Communications Equipment — 1.5%
Cisco Systems, Inc.	373,119	19,417,113
F5, Inc. *	29,379	4,648,933
Motorola Solutions, Inc.	12,266	3,515,803
Ubiquiti, Inc. (a)	4,348	772,422
		28,354,271
Construction Materials — 0.1%
Eagle Materials, Inc.	12,402	2,286,557
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	43,406	24,336,442
Dollar General Corp.	40,970	6,918,194
Walmart, Inc.	20,285	3,242,760
		34,497,396
Distributors — 0.6%
Genuine Parts Co.	30,866	4,806,453
LKQ Corp.	73,033	4,001,478
Pool Corp.	8,394	3,229,508
		12,037,439
Diversified Consumer Services — 0.4%
Grand Canyon Education, Inc. *	33,114	3,594,525
H&R Block, Inc.	103,540	3,479,979
		7,074,504
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	256,843	3,729,360
Verizon Communications, Inc.	339,976	11,586,382
		15,315,742
Electric Utilities — 0.9%
Evergy, Inc.	44,335	2,658,770
Hawaiian Electric Industries, Inc.	45,626	1,751,582
IDACORP, Inc.	25,804	2,653,167
NextEra Energy, Inc.	56,949	4,174,362

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electric Utilities — continued
NRG Energy, Inc. (a)	90,167	3,425,444
OGE Energy Corp.	98,383	3,556,546
		18,219,871
Electrical Equipment — 0.1%
Acuity Brands, Inc.	7,457	1,232,195
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A	66,919	5,909,617
CDW Corp.	20,889	3,907,705
Corning, Inc.	65,915	2,237,155
IPG Photonics Corp. *	18,483	2,429,590
Jabil, Inc.	28,788	3,185,968
Keysight Technologies, Inc. *	35,435	5,707,870
		23,377,905
Entertainment — 1.4%
Activision Blizzard, Inc. *	99,333	9,214,129
Electronic Arts, Inc.	46,995	6,407,768
Live Nation Entertainment, Inc. *	46,451	4,076,075
Madison Square Garden Sports Corp.	11,766	2,503,217
World Wrestling Entertainment, Inc., Class A	40,247	4,225,935
		26,427,124
Financial Services — 5.6%
Berkshire Hathaway, Inc., Class B *	101,034	35,559,927
Jack Henry & Associates, Inc.	19,215	3,219,858
Mastercard, Inc., Class A	78,793	31,066,504
Visa, Inc., Class A	149,339	35,502,360
Western Union Co. (The)	275,777	3,358,964
		108,707,613
Food Products — 0.3%
General Mills, Inc.	20,289	1,516,400
Hershey Co. (The)	22,766	5,266,003
		6,782,403
Gas Utilities — 0.2%
National Fuel Gas Co.	65,102	3,457,567
UGI Corp.	39,928	1,077,657
		4,535,224
Ground Transportation — 1.0%
Landstar System, Inc.	20,915	4,258,085
Union Pacific Corp.	66,503	15,430,026
		19,688,111
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	114,042	12,696,296
Edwards Lifesciences Corp. *	85,300	7,000,571
Enovis Corp. *	26,422	1,688,366
Hologic, Inc. *	56,725	4,505,099

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — continued
IDEXX Laboratories, Inc. *	13,612	7,550,985
QuidelOrtho Corp. *	2,777	242,599
		33,683,916
Health Care Providers & Services — 0.8%
Chemed Corp.	7,965	4,150,482
DaVita, Inc. *	30,649	3,125,891
McKesson Corp.	20,413	8,214,191
Premier, Inc., Class A	24,501	679,903
		16,170,467
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	185,962	3,421,701
Hotels, Restaurants & Leisure — 4.6%
Airbnb, Inc., Class A *	55,688	8,475,157
Booking Holdings, Inc. *	4,420	13,130,936
Boyd Gaming Corp.	35,834	2,448,179
Choice Hotels International, Inc. (a)	29,779	3,893,604
Darden Restaurants, Inc.	32,180	5,435,846
Expedia Group, Inc. *	39,090	4,789,698
Marriott International, Inc., Class A	40,211	8,114,982
McDonald's Corp.	72,598	21,285,734
Starbucks Corp.	128,715	13,073,582
Wyndham Hotels & Resorts, Inc.	25,602	1,994,908
Yum! Brands, Inc.	49,356	6,794,840
		89,437,466
Household Durables — 0.3%
NVR, Inc. *	865	5,455,071
Household Products — 2.5%
Church & Dwight Co., Inc.	32,273	3,087,558
Clorox Co. (The)	27,022	4,093,292
Colgate-Palmolive Co.	107,945	8,231,886
Kimberly-Clark Corp.	17,697	2,284,683
Procter & Gamble Co. (The)	202,350	31,627,305
		49,324,724
Industrial Conglomerates — 0.4%
3M Co.	60,616	6,758,684
Honeywell International, Inc.	7,684	1,491,695
		8,250,379
Insurance — 4.1%
Aflac, Inc.	96,252	6,962,870
American Financial Group, Inc.	16,670	2,027,239
Aon plc, Class A	28,131	8,959,723
Arch Capital Group Ltd. *	77,533	6,023,539
Arthur J Gallagher & Co.	34,916	7,499,957
Brown & Brown, Inc.	70,335	4,955,101
Chubb Ltd.	36,020	7,362,848

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — continued
Fidelity National Financial, Inc.	72,323	2,832,892
Globe Life, Inc.	34,309	3,848,441
Hanover Insurance Group, Inc. (The)	621	70,471
Marsh & McLennan Cos., Inc.	61,025	11,498,330
Principal Financial Group, Inc.	55,648	4,444,606
Progressive Corp. (The)	21,044	2,651,123
Travelers Cos., Inc. (The)	37,663	6,501,010
WR Berkley Corp.	67,648	4,173,205
		79,811,355
Interactive Media & Services — 4.5%
Alphabet, Inc., Class A *	295,451	39,212,257
Meta Platforms, Inc., Class A *	136,326	43,433,463
Pinterest, Inc., Class A *	120,177	3,483,931
		86,129,651
IT Services — 3.4%
Accenture plc, Class A	61,242	19,373,907
Akamai Technologies, Inc. *	51,625	4,878,562
Amdocs Ltd.	48,033	4,497,810
Cognizant Technology Solutions Corp., Class A	99,831	6,591,841
EPAM Systems, Inc. *	12,713	3,010,566
Gartner, Inc. *	16,790	5,936,776
GoDaddy, Inc., Class A *	36,604	2,821,802
International Business Machines Corp.	80,520	11,609,374
Snowflake, Inc., Class A *	10,803	1,919,801
VeriSign, Inc. *	23,743	5,008,586
		65,649,025
Life Sciences Tools & Services — 0.5%
Bio-Techne Corp.	11,352	946,757
Mettler-Toledo International, Inc. *	4,211	5,295,206
Waters Corp. *	12,395	3,423,623
		9,665,586
Machinery — 1.6%
Allison Transmission Holdings, Inc.	47,867	2,809,314
Donaldson Co., Inc.	50,215	3,155,008
Graco, Inc.	55,442	4,398,214
IDEX Corp.	20,373	4,600,427
Illinois Tool Works, Inc.	37,259	9,811,040
Lincoln Electric Holdings, Inc.	22,337	4,483,259
Nordson Corp.	9,568	2,407,405
		31,664,667
Media — 0.5%
Charter Communications, Inc., Class A *	4,773	1,933,972
Omnicom Group, Inc.	51,791	4,382,554
Sirius XM Holdings, Inc. (a)	614,318	3,133,022
		9,449,548

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — 0.6%
Newmont Corp.	55,159	2,367,424
Reliance Steel & Aluminum Co.	17,488	5,121,536
Southern Copper Corp. (Mexico)	48,594	4,249,059
		11,738,019
Multi-Utilities — 0.6%
Consolidated Edison, Inc.	61,178	5,803,345
WEC Energy Group, Inc.	58,353	5,243,601
		11,046,946
Oil, Gas & Consumable Fuels — 4.2%
Antero Midstream Corp.	50,325	600,881
APA Corp.	86,468	3,501,089
Chevron Corp.	116,403	19,050,515
ConocoPhillips	44,708	5,263,026
Coterra Energy, Inc.	155,220	4,274,759
Devon Energy Corp.	43,781	2,364,174
EOG Resources, Inc.	62,320	8,259,270
Exxon Mobil Corp.	253,079	27,140,192
PDC Energy, Inc.	44,788	3,398,961
Pioneer Natural Resources Co.	22,890	5,165,586
Texas Pacific Land Corp.	1,635	2,462,800
		81,481,253
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	19,579	1,490,549
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	32,163	5,789,340
Pharmaceuticals — 6.3%
Bristol-Myers Squibb Co.	129,618	8,060,943
Eli Lilly & Co.	67,719	30,781,672
Johnson & Johnson	174,106	29,167,978
Merck & Co., Inc.	241,394	25,744,670
Pfizer, Inc.	478,983	17,272,127
Zoetis, Inc.	52,862	9,942,814
		120,970,204
Professional Services — 1.9%
Automatic Data Processing, Inc.	45,360	11,215,714
Broadridge Financial Solutions, Inc.	32,828	5,512,478
Dun & Bradstreet Holdings, Inc.	114,576	1,354,288
Paychex, Inc.	54,973	6,897,462
Paycom Software, Inc.	15,094	5,566,064
Science Applications International Corp.	10,759	1,305,497
Verisk Analytics, Inc.	25,647	5,871,624
		37,723,127

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A *	64,188	5,347,502
Zillow Group, Inc., Class C *	93,413	5,059,248
		10,406,750
Residential REITs — 0.5%
Camden Property Trust	21,195	2,312,163
Equity LifeStyle Properties, Inc. (a)	46,762	3,328,519
Equity Residential	28,240	1,862,146
Mid-America Apartment Communities, Inc.	10,843	1,622,763
		9,125,591
Retail REITs — 0.3%
Simon Property Group, Inc.	39,884	4,969,546
Semiconductors & Semiconductor Equipment — 9.2%
Allegro MicroSystems, Inc. (Japan) *	51,469	2,656,315
Analog Devices, Inc.	60,259	12,023,478
Applied Materials, Inc.	95,983	14,550,063
Broadcom, Inc.	38,069	34,210,707
Cirrus Logic, Inc. *	27,666	2,235,413
KLA Corp.	19,010	9,770,189
Lam Research Corp.	13,058	9,382,042
Lattice Semiconductor Corp. * (a)	51,832	4,713,602
Microchip Technology, Inc.	82,631	7,762,356
NVIDIA Corp.	93,168	43,536,475
ON Semiconductor Corp. *	52,670	5,675,193
Qorvo, Inc. *	42,200	4,642,844
Skyworks Solutions, Inc.	38,280	4,378,084
Teradyne, Inc.	45,150	5,099,241
Texas Instruments, Inc.	95,831	17,249,580
		177,885,582
Software — 11.4%
Adobe, Inc. *	45,130	24,648,652
ANSYS, Inc. *	12,038	4,118,200
Aspen Technology, Inc. *	8,492	1,515,822
Atlassian Corp., Class A *	32,870	5,980,368
Autodesk, Inc. *	35,112	7,443,393
Bentley Systems, Inc., Class B	42,985	2,316,032
Cadence Design Systems, Inc. *	38,004	8,893,316
Crowdstrike Holdings, Inc., Class A *	28,152	4,551,052
DocuSign, Inc. *	69,878	3,760,834
Dolby Laboratories, Inc., Class A	46,763	4,143,669
DoubleVerify Holdings, Inc. *	57,838	2,434,980
Dropbox, Inc., Class A *	169,089	4,556,975
Dynatrace, Inc. * (a)	88,994	4,867,082
Fortinet, Inc. *	107,073	8,321,714
HubSpot, Inc. *	6,950	4,034,822
Intuit, Inc.	28,763	14,718,027
Manhattan Associates, Inc. *	24,585	4,686,393

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Microsoft Corp.	110,496	37,117,816
Palo Alto Networks, Inc. *	40,885	10,219,615
RingCentral, Inc., Class A *	61,115	2,527,716
Salesforce, Inc. *	79,746	17,943,647
ServiceNow, Inc. *	23,527	13,716,241
Splunk, Inc. *	30,360	3,288,899
Synopsys, Inc. *	20,697	9,350,905
Teradata Corp. *	82,102	4,667,499
Tyler Technologies, Inc. *	7,749	3,073,486
VMware, Inc., Class A *	44,436	7,004,447
		219,901,602
Specialized REITs — 1.4%
Crown Castle, Inc.	28,245	3,058,651
Extra Space Storage, Inc.	37,984	5,301,427
Gaming and Leisure Properties, Inc.	31,941	1,515,920
Lamar Advertising Co., Class A	39,028	3,852,064
Public Storage	21,629	6,093,971
Rayonier, Inc.	36,736	1,216,696
Weyerhaeuser Co.	166,755	5,679,675
		26,718,404
Specialty Retail — 3.8%
AutoZone, Inc. *	3,076	7,633,771
Best Buy Co., Inc.	38,546	3,201,245
Home Depot, Inc. (The)	84,682	28,270,239
Lowe's Cos., Inc.	3,600	843,372
O'Reilly Automotive, Inc. *	9,042	8,370,993
Ross Stores, Inc.	42,671	4,891,803
TJX Cos., Inc. (The)	109,693	9,491,735
Tractor Supply Co.	10,044	2,249,756
Ulta Beauty, Inc. *	10,692	4,755,802
Williams-Sonoma, Inc. (a)	26,455	3,667,721
		73,376,437
Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	199,559	39,203,365
NetApp, Inc.	41,885	3,267,449
Pure Storage, Inc., Class A *	125,522	4,643,059
		47,113,873
Textiles, Apparel & Luxury Goods — 0.2%
Tapestry, Inc. (a)	92,754	4,002,335
Tobacco — 1.2%
Altria Group, Inc.	216,208	9,820,168
Philip Morris International, Inc.	129,517	12,915,435
		22,735,603
Trading Companies & Distributors — 0.6%
Fastenal Co.	24,320	1,425,395

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Trading Companies & Distributors — continued
Watsco, Inc. (a)	11,869	4,488,737
WW Grainger, Inc.	8,174	6,036,418
		11,950,550
Total Common Stocks (Cost $1,755,505,237)		1,930,157,781
Short-Term Investments — 1.2%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c) (Cost $1,758,007)	1,758,007	1,758,007
Investment of Cash Collateral from Securities Loaned — 1.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (b) (c)	18,512,015	18,515,717
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c)	2,282,231	2,282,231
Total Investment of Cash Collateral from Securities Loaned (Cost $20,797,948)		20,797,948
Total Short-Term Investments (Cost $22,555,955)		22,555,955
Total Investments — 101.0% (Cost $1,778,061,192)		1,952,713,736
Liabilities in Excess of Other Assets — (1.0)%		(19,232,615)
NET ASSETS — 100.0%		1,933,481,121

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 is $20,352,937.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2023.
Futures contracts outstanding as of July 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	9	09/15/2023	USD	2,077,200	75,006

Abbreviations
USD	United States Dollar

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,952,713,736	$—	$—	$1,952,713,736
Appreciation in Other Financial Instruments
Futures Contracts (a)	$75,006	$—	$—	$75,006

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	$16,497,925	$167,011,297	$165,000,000	$6,695	$(200)	$18,515,717	18,512,015	$835,783	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	3,688,865	132,733,455	134,140,089	—	—	2,282,231	2,282,231	135,971	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	785,535	20,947,553	19,975,081	—	—	1,758,007	1,758,007	62,451	—
Total	$20,972,325	$320,692,305	$319,115,170	$6,695	$(200)	$22,555,955		$1,034,205	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.